Schedule of Plant Asset Consists (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Plant purchase price less inventory	$ 3,633,292	$ 3,633,292
Ball mill purchase	745,626
Demobilization	2,204,539	2,201,414
Site preparation costs	10,635,606	2,296,266
Capitalized interest (note 9)	233,407
Process Plant	$ 17,452,470	$ 8,130,972